Regulatory Matters (Narrative) (Details)				1 Months Ended	2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jul. 09, 2019 USD ($)	Sep. 14, 2018 USD ($)	Jul. 21, 2017 USD ($) mi kW	Sep. 30, 2018 USD ($)	May 31, 2019 USD ($)	Mar. 31, 2020 USD ($) $ / MWh	Mar. 31, 2017 USD ($)	Nov. 26, 2017 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 09, 2020 USD ($)	May 30, 2019 USD ($)	Apr. 08, 2019 USD ($)
Public Utilities, General Disclosures [Line Items]
U.S. federal statutory rate									21.00%	21.00%	35.00%
Reconciliation of all costs incurred with revenues								$ 87,000,000
Net operating cost savings	$ 16,000,000
Authorized under-recovery reconciliation costs	$ 6,000,000
Decrease in revenue requirement				$ 144,000,000
Reduction related to amortization of excess deferred income taxes				$ 75,000,000
Refund of tax rate differential					$ 9,000,000
DCRF increase on annual basis													$ 25,000,000	$ 29,000,000
Increase (decrease) in liability for deferred income taxes							$ 3,000,000
Authorized return on equity									9.80%	10.25%
Regulatory capitalization ratio, debt						57.50%			57.50%	60.00%
Regulatory capitalization ratio, equity						42.50%			42.50%	40.00%
Increase in regulatory liabililty		$ 6,000,000
Per MWh surcharge to be collected | $ / MWh						0.33
Aggregate amount of loans available due to COVID-19						$ 15,000,000
Sharyland Merger Agreement [Member]
Public Utilities, General Disclosures [Line Items]
Transmission of assets			$ 383,000,000
Number of assets transferred in circuit miles | mi			517
Power of number of transmission lines transferred | kW			345
Subsequent Event [Member]
Public Utilities, General Disclosures [Line Items]
Debt principal amount												$ 7,000,000